Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 23, 2013
Leases [Abstract]
Future minimum subtenant rentals	$ 49
Term of lease minimum	1 year
Term of lease maximum	7 years